FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Amortized cost
Financial assets by category
Financial assets	$ 255,822,236	$ 271,076,659
Fair value
Financial assets by category
Financial assets	22,865,644	11,695,528
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets	15,119,853	44,473,270
Cash and cash equivalents | Fair value
Financial assets by category
Financial assets	14,056,888
Other financial assets | Amortized cost
Financial assets by category
Financial assets	817,544	634,553
Other financial assets | Fair value
Financial assets by category
Financial assets	2,018,893	11,695,528
Trade receivables | Amortized cost
Financial assets by category
Financial assets	226,458,428	207,320,974
Other receivables | Amortized cost
Financial assets by category
Financial assets	13,426,411	$ 18,647,862
Other receivables | Fair value
Financial assets by category
Financial assets	$ 6,789,863